Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of reconciles the statutory federal rate and effective tax rate

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Amounts	Percentages	Amounts	Percentages
Income tax benefit at statutory rate	$(28,149)	21.0%	$(15,598)	21.0%
Changes in valuation allowance	29,126	(21.7)%	13,748	(18.5)%
Tax credits	(2,499)	1.9%	(2,777)	3.7%
Change in unrecognized tax benefits	625	(0.5)%	694	(0.9)%
Nontaxable and nondeductible items	1,181	(0.9)%	136	(0.2)%
Initiation of standalone operations	—	—	3,797	(5.1)%
Other adjustments	(284)	0.2%	—	—

Income tax benefit at effective rate	$—	—%	$—	—%

Summary of Deferred Tax Assets and Liabilities

	December 31, 2025	December 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$42,732	$13,699
Property and equipment	49	—
Accruals and reserves	1,525	557
Amortization of intangibles not recognized under GAAP	2,515	1,081
Stock-based compensation	1,509	274
Capitalized research and experimental expenditures	32,237	25,641
Tax credits	6,490	3,939
Other	825	—

Gross deferred tax assets	87,882	45,191
Valuation allowance	(87,182)	(45,180)

Deferred tax assets, net of valuation allowance	700	11

Deferred tax liabilities:
Property and equipment	—	(11)
Other	(700)	—

Deferred tax liabilities	(700)	(11)

Net deferred tax assets	$—	$—

Reconciliation of the beginning and ending amount of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2025	2024
Beginning balance at December 31, 2024	$1,313	$442
Reductions of prior year positions	(4)	(13)
Additions based on tax positions related to current year	855	884

Ending balance at December 31, 2025	$2,164	$1,313

As of December 31, 2025 and 2024, the Company has
no
t recorded interest and penalties associated with its unrecognized tax benefits. If recognized, the unrecognized gross tax benefits would no
t reduce the annual effective tax rate
because
the Company has recorded a valuation allowance on its deferred tax assets. The Company currently has no federal or state tax examinations in progress, and all years are open for examination by federal and state authorities due to the losses carrying over.